Document and Entity Information	12 Months Ended
May 01, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec 31, 2011
Registrant Name	TORRAY FUND
Central Index Key	0000862696
Amendment Flag	false
Document Creation Date	Apr 25, 2012
Document Effective Date	May 1, 2012
Prospectus Date	May 1, 2012

THE TORRAY FUND
The Torray Fund SUMMARY SECTION
Investment Objectives
The Torray Fund’s (the “Fund”) investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long and short-term gains.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	THE TORRAY FUND TORRAY FUND
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	THE TORRAY FUND TORRAY FUND
Management Fees	1.00%
Other Expenses	0.17%
Total Annual Fund Operating Expenses	1.17%

Example
               This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THE TORRAY FUND TORRAY FUND	119	372	644	1,420

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.85% of the average value of its portfolio.
Principal Investment Strategy
               The Fund’s strategy is to invest in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. Capable management and sound finances are critical considerations in the selection process.

Ordinarily, 90% or more of the Fund’s assets will be invested in common stocks, preferred stocks, and securities convertible into common stocks with the balance held in fixed-income securities, U.S. Treasury securities or other cash equivalents. The Fund usually holds between 25 and 40 stocks. Positions in individual issuers will generally not exceed 8% of assets and positions in industry groupings will generally not exceed 25% of assets. Investments are made when it is believed that a company’s long-term outlook is sound and the shares are fairly priced.
Principal Risks of Investing in the Fund
               General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC’s (the “Manager’s”) business analyses prove faulty.

               Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

               Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis and compares the Fund’s performance against the performance of an unmanaged market index. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website torray.com/performance_toryx.cfm.
Annual Total Returns (%) as of 12/31

During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 16.73% in the second quarter of 2003, and the lowest return for a calendar quarter was (23.30)% in the fourth quarter of 2008.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns THE TORRAY FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
TORRAY FUND	6.01%	(1.84%)	2.10%	9.47%	Dec 31, 1990
Return After Taxes on Distributions TORRAY FUND	5.85%	(2.45%)	1.47%	8.58%	Dec 31, 1990
Return After Taxes on Distributions and Sale of Fund Shares TORRAY FUND	4.13%	(1.57%)	1.77%	8.30%	Dec 31, 1990
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%	8.80%	Dec 31, 1990

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TORRAY FUND
Prospectus Date	rr_ProspectusDate	May 1, 2012
THE TORRAY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Torray Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Torray Fund’s (the “Fund”) investment objectives are to build investor wealth over extended periods and to minimize shareholder capital gains tax liability by limiting the realization of long and short-term gains.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 12.85% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	12.85%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s strategy is to invest in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. Capable management and sound finances are critical considerations in the selection process.

		Ordinarily, 90% or more of the Fund’s assets will be invested in common stocks, preferred stocks, and securities convertible into common stocks with the balance held in fixed-income securities, U.S. Treasury securities or other cash equivalents. The Fund usually holds between 25 and 40 stocks. Positions in individual issuers will generally not exceed 8% of assets and positions in industry groupings will generally not exceed 25% of assets. Investments are made when it is believed that a company’s long-term outlook is sound and the shares are fairly priced.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC’s (the “Manager’s”) business analyses prove faulty.

               Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

               Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

		No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC’s (the “Manager’s”) business analyses prove faulty.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis and compares the Fund’s performance against the performance of an unmanaged market index. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website torray.com/performance_toryx.cfm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates how the Fund’s annual total returns have varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	torray.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 16.73% in the second quarter of 2003, and the lowest return for a calendar quarter was (23.30)% in the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
THE TORRAY FUND | TORRAY FUND
Risk/Return:	rr_RiskReturnAbstract
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.17%
1 Year	rr_ExpenseExampleYear01	119
3 Years	rr_ExpenseExampleYear03	372
5 Years	rr_ExpenseExampleYear05	644
10 Years	rr_ExpenseExampleYear10	1,420
2002	rr_AnnualReturn2002	(13.05%)
2003	rr_AnnualReturn2003	25.19%
2004	rr_AnnualReturn2004	6.90%
2005	rr_AnnualReturn2005	2.08%
2006	rr_AnnualReturn2006	13.74%
2007	rr_AnnualReturn2007	(0.80%)
2008	rr_AnnualReturn2008	(37.39%)
2009	rr_AnnualReturn2009	24.80%
2010	rr_AnnualReturn2010	10.90%
2011	rr_AnnualReturn2011	6.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.73%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.30%)
1 Year	rr_AverageAnnualReturnYear01	6.01%
5 Years	rr_AverageAnnualReturnYear05	(1.84%)
10 Years	rr_AverageAnnualReturnYear10	2.10%
Since Inception	rr_AverageAnnualReturnSinceInception	9.47%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1990
Return After Taxes on Distributions | THE TORRAY FUND | TORRAY FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.85%
5 Years	rr_AverageAnnualReturnYear05	(2.45%)
10 Years	rr_AverageAnnualReturnYear10	1.47%
Since Inception	rr_AverageAnnualReturnSinceInception	8.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1990
Return After Taxes on Distributions and Sale of Fund Shares | THE TORRAY FUND | TORRAY FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.13%
5 Years	rr_AverageAnnualReturnYear05	(1.57%)
10 Years	rr_AverageAnnualReturnYear10	1.77%
Since Inception	rr_AverageAnnualReturnSinceInception	8.30%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1990
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes) | THE TORRAY FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	8.80%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 1990

THE TORRAY INSTITUTIONAL FUND
The Torray Institutional Fund SUMMARY SECTION
Investment Objective
The Torray Institutional Fund’s (the “Fund”) goal is to build investor wealth over extended periods.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Transaction Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	THE TORRAY INSTITUTIONAL FUND TORRAY INSTITUTIONAL FUND
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	THE TORRAY INSTITUTIONAL FUND TORRAY INSTITUTIONAL FUND
Comprehensive Management Fee	0.85%
Total Annual Fund Operating Expenses	0.85%

Example
               This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $5,000,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operation expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
THE TORRAY INSTITUTIONAL FUND TORRAY INSTITUTIONAL FUND	43,382	135,621	235,676	524,485

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.98% of the average value of its portfolio.
Principal Investment Strategy
               The Fund’s strategy is to invest in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. Capable management and sound finances are critical considerations in the selection process.

Ordinarily, 90% or more of the Fund’s assets will be invested in common stocks, preferred stocks, and securities convertible into common stocks with the balance held in fixed-income securities, U.S. Treasury securities or other cash equivalents. The Fund usually holds between 25 and 40 stocks. Positions in individual issuers will generally not exceed 8% of the Fund’s assets and positions in industry groupings will generally not exceed 25% of the Fund’s assets. Investments are made when it is believed that a company’s long-term outlook is sound and the shares are fairly priced.
Principal Risks of Investing in the Fund
               General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC’s (the “Manager’s”) business analyses prove faulty.

               Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

               Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis and compares the Fund’s performance against the performance of an unmanaged market index. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website torray.com/performance_torrx.cfm.
Annual Total Return (%) as of 12/31

During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 18.82% in the third quarter of 2009, and the lowest return for a calendar quarter was (22.08)% in the fourth quarter of 2008.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns THE TORRAY INSTITUTIONAL FUND	1 Year	5 Years	10 Years	Since Inception	Inception Date
TORRAY INSTITUTIONAL FUND	6.03%	(1.24%)	2.24%	2.51%	Jun 30, 2001
Return After Taxes on Distributions TORRAY INSTITUTIONAL FUND	5.84%	(2.34%)	1.29%	1.58%	Jun 30, 2001
Return After Taxes on Distributions and Sale of Fund Shares TORRAY INSTITUTIONAL FUND	4.18%	(1.23%)	1.79%	2.02%	Jun 30, 2001
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)	2.11%	(0.25%)	2.92%	2.22%	Jun 30, 2001

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TORRAY FUND
Prospectus Date	rr_ProspectusDate	May 1, 2012
THE TORRAY INSTITUTIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Torray Institutional Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Torray Institutional Fund’s (the “Fund”) goal is to build investor wealth over extended periods.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 16.98% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	16.98%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $5,000,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operation expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s strategy is to invest in high quality companies that have a record of increasing sales and earnings, and to hold them as long as their fundamentals remain intact. Capable management and sound finances are critical considerations in the selection process.

		Ordinarily, 90% or more of the Fund’s assets will be invested in common stocks, preferred stocks, and securities convertible into common stocks with the balance held in fixed-income securities, U.S. Treasury securities or other cash equivalents. The Fund usually holds between 25 and 40 stocks. Positions in individual issuers will generally not exceed 8% of the Fund’s assets and positions in industry groupings will generally not exceed 25% of the Fund’s assets. Investments are made when it is believed that a company’s long-term outlook is sound and the shares are fairly priced.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC’s (the “Manager’s”) business analyses prove faulty.

               Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

               Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

		No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC’s (the “Manager’s”) business analyses prove faulty.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis and compares the Fund’s performance against the performance of an unmanaged market index. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website torray.com/performance_torrx.cfm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates how the Fund’s annual total returns have varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	torray.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 18.82% in the third quarter of 2009, and the lowest return for a calendar quarter was (22.08)% in the fourth quarter of 2008.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
THE TORRAY INSTITUTIONAL FUND | TORRAY INSTITUTIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Comprehensive Management Fee	rr_ManagementFeesOverAssets	0.85%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.85%
1 Year	rr_ExpenseExampleYear01	43,382
3 Years	rr_ExpenseExampleYear03	135,621
5 Years	rr_ExpenseExampleYear05	235,676
10 Years	rr_ExpenseExampleYear10	524,485
2002	rr_AnnualReturn2002	(12.73%)
2003	rr_AnnualReturn2003	26.16%
2004	rr_AnnualReturn2004	6.96%
2005	rr_AnnualReturn2005	1.28%
2006	rr_AnnualReturn2006	11.40%
2007	rr_AnnualReturn2007	(3.01%)
2008	rr_AnnualReturn2008	(36.24%)
2009	rr_AnnualReturn2009	28.61%
2010	rr_AnnualReturn2010	11.39%
2011	rr_AnnualReturn2011	6.03%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	18.82%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.08%)
1 Year	rr_AverageAnnualReturnYear01	6.03%
5 Years	rr_AverageAnnualReturnYear05	(1.24%)
10 Years	rr_AverageAnnualReturnYear10	2.24%
Since Inception	rr_AverageAnnualReturnSinceInception	2.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2001
Return After Taxes on Distributions | THE TORRAY INSTITUTIONAL FUND | TORRAY INSTITUTIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	5.84%
5 Years	rr_AverageAnnualReturnYear05	(2.34%)
10 Years	rr_AverageAnnualReturnYear10	1.29%
Since Inception	rr_AverageAnnualReturnSinceInception	1.58%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2001
Return After Taxes on Distributions and Sale of Fund Shares | THE TORRAY INSTITUTIONAL FUND | TORRAY INSTITUTIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.18%
5 Years	rr_AverageAnnualReturnYear05	(1.23%)
10 Years	rr_AverageAnnualReturnYear10	1.79%
Since Inception	rr_AverageAnnualReturnSinceInception	2.02%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2001
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes) | THE TORRAY INSTITUTIONAL FUND
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Since Inception	rr_AverageAnnualReturnSinceInception	2.22%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2001

The Torray Resolute Fund
The Torray Resolute Fund SUMMARY SECTION
Investment Objective
The Torray Resolute Fund (the “Fund”) seeks to achieve long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	The Torray Resolute Fund Torray Resolute Fund
(fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		The Torray Resolute Fund Torray Resolute Fund
Management Fees		1.00%
Other Expenses		4.90%
Total Annual Fund Operating Expenses		5.90%
Less Fee Waivers and Expense Reimbursement	[1]	(4.65%)
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	[1]	1.25%
[1]	Torray LLC has entered into a contractual agreement to waive fees and/or reimburse operating expenses of the Fund in order to limit the total annual operating expenses of the Fund to 1.25% of its average daily net assets through May 1, 2013. This expense limitation agreement may only be amended by the Fund's Board of Trustees.

Example
               This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
The Torray Resolute Fund Torray Resolute Fund	127	1,341	2,532	5,418

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.35% of the average value of its portfolio.
Principal Investment Strategy
The Fund’s strategy is to invest in a concentrated portfolio of predominantly large capitalization companies (those with capitalizations of $5 billion or more) with proven records of increasing earnings on a consistent and sustainable basis. The Fund employs a concentrated approach, investing in 25 to 30 stocks, a long-term orientation and a quality focus. Correlation of securities and underlying businesses is considered to minimize risk within the Fund. Initial positions range from 1.5% to 3.0% of the Fund’s assets and may be increased over time to between 3.0% and 5.0%. Individual positions will not exceed 7.0%. Sector weights are independent of benchmarks, ranging from 0.0% to 35.0%, and cash is not employed in a tactical or strategic manner.
Principal Risks of Investing in the Fund
               General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC’s (the “Manager’s”) business analyses prove faulty.

               Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

               Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Performance Information
Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis and compares the Fund’s performance against the Fund’s primary benchmark index, the Russell 1000 Growth Index, as well as an additional benchmark index, the S&P 500 Stock Index. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website torray.com/performance_torex.cfm.
Annual Total Return (%) as of 12/31

During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 9.22% in the fourth quarter of 2011, and the lowest return for a calendar quarter was (13.01)% in the third quarter of 2011.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns The Torray Resolute Fund	1 Year	Since Inception	Inception Date
Torray Resolute Fund	2.23%	2.23%	Dec 31, 2010
Return After Taxes on Distributions Torray Resolute Fund	2.23%	2.23%	Dec 31, 2010
Return After Taxes on Distributions and Sale of Fund Shares Torray Resolute Fund	1.46%	1.46%	Dec 31, 2010
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes)	2.64%	2.64%	Dec 31, 2010
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes)	2.11%	2.11%	Dec 31, 2010

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TORRAY FUND
Prospectus Date	rr_ProspectusDate	May 1, 2012
The Torray Resolute Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	The Torray Resolute Fund SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Torray Resolute Fund (the “Fund”) seeks to achieve long-term growth of capital.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 22.35% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.35%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund’s strategy is to invest in a concentrated portfolio of predominantly large capitalization companies (those with capitalizations of $5 billion or more) with proven records of increasing earnings on a consistent and sustainable basis. The Fund employs a concentrated approach, investing in 25 to 30 stocks, a long-term orientation and a quality focus. Correlation of securities and underlying businesses is considered to minimize risk within the Fund. Initial positions range from 1.5% to 3.0% of the Fund’s assets and may be increased over time to between 3.0% and 5.0%. Individual positions will not exceed 7.0%. Sector weights are independent of benchmarks, ranging from 0.0% to 35.0%, and cash is not employed in a tactical or strategic manner.
Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	General Risk. All investments are subject to inherent risks, and an investment in the Fund is no exception. Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC’s (the “Manager’s”) business analyses prove faulty.

               Market Risk. The value of the Fund’s investments will fluctuate as markets fluctuate and could decline over short- or long-term periods.

               Focused Portfolio Risk. The Fund attempts to invest in a limited number of securities. Accordingly, the Fund may have more volatility and is considered to have more risk than a fund that invests in a greater number of securities because changes in the value of a single security may have a more significant effect, either negative or positive, on the Fund’s net asset value (“NAV”). To the extent the Fund invests its assets in fewer securities, the Fund is subject to greater risk of loss if any of those securities become permanently impaired.

No Guarantee. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund and investors face the risk that Torray LLC’s (the “Manager’s”) business analyses prove faulty.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance Information
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Below is a bar chart and performance table that provide some indication of the risks of investing in the Fund. The bar chart illustrates how the Fund’s annual total returns have varied from year to year. The performance table provides the Fund’s average annual total returns both on a before-tax and an after-tax basis and compares the Fund’s performance against the Fund’s primary benchmark index, the Russell 1000 Growth Index, as well as an additional benchmark index, the S&P 500 Stock Index. It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future. Updated performance information may be obtained at the Fund’s website torray.com/performance_torex.cfm.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart illustrates how the Fund’s annual total returns have varied from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	torray.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	It is important to remember that the Fund’s past performance (both before and after taxes) does not indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Return (%) as of 12/31
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period covered by this bar chart, the Fund’s highest return for a calendar quarter was 9.22% in the fourth quarter of 2011, and the lowest return for a calendar quarter was (13.01)% in the third quarter of 2011.
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the periods ended December 31, 2011)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
The Torray Resolute Fund | Torray Resolute Fund
Risk/Return:	rr_RiskReturnAbstract
(fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	4.90%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.90%
Less Fee Waivers and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(4.65%)	[1]
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursement	rr_NetExpensesOverAssets	1.25%	[1]
1 Year	rr_ExpenseExampleYear01	127
3 Years	rr_ExpenseExampleYear03	1,341
5 Years	rr_ExpenseExampleYear05	2,532
10 Years	rr_ExpenseExampleYear10	5,418
2011	rr_AnnualReturn2011	2.23%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2011
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.01%)
1 Year	rr_AverageAnnualReturnYear01	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Return After Taxes on Distributions | The Torray Resolute Fund | Torray Resolute Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.23%
Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Return After Taxes on Distributions and Sale of Fund Shares | The Torray Resolute Fund | Torray Resolute Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.46%
Since Inception	rr_AverageAnnualReturnSinceInception	1.46%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
Russell 1000 Growth Index (reflects no deduction for fees, expenses, or taxes) | The Torray Resolute Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.64%
Since Inception	rr_AverageAnnualReturnSinceInception	2.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010
S&P 500 Stock Index (reflects no deduction for fees, expenses, or taxes) | The Torray Resolute Fund
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
Since Inception	rr_AverageAnnualReturnSinceInception	2.11%
Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 31, 2010

[1]	Torray LLC has entered into a contractual agreement to waive fees and/or reimburse operating expenses of the Fund in order to limit the total annual operating expenses of the Fund to 1.25% of its average daily net assets through May 1, 2013. This expense limitation agreement may only be amended by the Fund's Board of Trustees.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	TORRAY FUND
Prospectus Date	rr_ProspectusDate	May 1, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 25, 2012